2. Investment Securities (Details 2)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of securities	21	24
Fair Value Less than 12 months	$ 16,374,934	$ 18,391,284
Unrealized Loss Less than 12 months	$ 191,241	$ 96,349
U.S. GSE debt securities
Number of securities	4	6
Fair Value Less than 12 months	$ 5,176,669	$ 6,243,373
Unrealized Loss Less than 12 months	$ 73,331	$ 22,139
Agency MBS
Number of securities	15	12
Fair Value Less than 12 months	$ 10,704,717	$ 10,664,484
Unrealized Loss Less than 12 months	$ 115,458	$ 69,637
Other investments
Number of securities	2	6
Fair Value Less than 12 months	$ 493,548	$ 1,483,427
Unrealized Loss Less than 12 months	$ 2,452	$ 4,573